Derivative Liabilities - Summary of Derivative Liabilities Fair Value Assumption (Details) (10Q) - Valuation Technique, Option Pricing Model [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Risk Free Interest Rate [Member] | Minimum [Member]
Derivatives, fair value measurement input, percentages	1.71%	2.24%	1.71%	1.22%
Risk Free Interest Rate [Member] | Maximum [Member]
Derivatives, fair value measurement input, percentages	2.42%	2.73%	2.62%	2.56%
Expected Term [Member] | Minimum [Member]
Derivatives, fair value measurement input, term	7 days	3 months 4 days	7 days	3 months 4 days
Expected Term [Member] | Maximum [Member]
Derivatives, fair value measurement input, term	5 years	4 years 4 months 28 days	5 years	4 years 10 months 28 days
Expected Volatility [Member] | Minimum [Member]
Derivatives, fair value measurement input, percentages	98.00%	100.00%	98.00%	100.00%
Expected Volatility [Member] | Maximum [Member]
Derivatives, fair value measurement input, percentages	139.00%	164.00%	156.00%	164.00%
Expected Dividend Rate [Member]
Derivatives, fair value measurement input, percentages	0.00%	0.00%	0.00%	0.00%